Borrowings - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2019 CNY (¥) item	Feb. 28, 2018 USD ($)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Oct. 31, 2019 USD ($) item
Borrowings
Short-term borrowings				¥ 720,000	¥ 0	$ 0
Facility agreement due 2021
Borrowings
Borrowing term		35 months
Maximum borrowing capacity | $		$ 16,450
Basis spread on variable rate		1.70%
Basis spread on variable rate, description		LIBOR
Seven Year Facility agreement
Borrowings
Borrowing term	7 years
Maximum borrowing capacity | ¥	¥ 156,000
Fixed borrowing rate	4.90%						4.90%
Borrowings drew down | ¥			¥ 42,040	102,780
Mr. Zuo Hui, founder and chairman of the board of directors | Financial Guarantee
Borrowings
Short-term borrowings | ¥				¥ 720,000	¥ 0
Sharehome HK International Limited | Facility agreement due 2022
Borrowings
Borrowing term	3 years
Maximum borrowing capacity | $							$ 675,000
Number of arrangers | item	10						10
Debt issuance costs | $							$ 5,560
Minimum | Sharehome HK International Limited | Facility agreement due 2022
Borrowings
Net leverage ratio					1.00	1.00
Interest coverage ratio					1.00	1.00
Maximum | Sharehome HK International Limited | Facility agreement due 2022
Borrowings
Net leverage ratio					1.50	1.50
Interest coverage ratio					6.00	6.00